Form N-1A Cover	12 Months Ended
Aug. 31, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	PRINCIPAL FUNDS, INC.
Entity Central Index Key	0000898745
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Prospectus Date	Dec. 31, 2024